Form N-1A Supplement	Jun. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder International Equity Fund (the “International Equity Fund”)
Supplement dated September 25, 2025
to the Prospectus dated October 28, 2024, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
The Trustees of the Bridge Builder Trust (the “Trust”) have approved an amendment to the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), and the Trust, pursuant to which MFS now serves as a sub‑adviser to an allocated portion of the International Equity Fund.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The sixth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub‑adviser. The Adviser allocates Fund assets to the following Sub‑advisers: BlackRock Investment Management, LLC (“BlackRock”), Marathon Asset Management Limited (“Marathon-London”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Mondrian Investment Partners Limited (“Mondrian”), Pzena Investment Management, LLC (“Pzena”) and WCM Investment Management (“WCM”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund”:
MFS’s Principal Investment Strategies
MFS primarily invests in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. MFS focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). MFS may invest in the securities of companies of any size.
MFS normally invests across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the Fund’s assets allocated to MFS in issuers in a single industry, sector, country, or region. MFS uses an active bottom‑up investment approach to buying and selling investments for the Fund. Investments are selected by MFS primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Bridge Builder International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder International Equity Fund (the “International Equity Fund”)
Supplement dated September 25, 2025
to the Prospectus dated October 28, 2024, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
The Trustees of the Bridge Builder Trust (the “Trust”) have approved an amendment to the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), and the Trust, pursuant to which MFS now serves as a sub‑adviser to an allocated portion of the International Equity Fund.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The sixth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub‑adviser. The Adviser allocates Fund assets to the following Sub‑advisers: BlackRock Investment Management, LLC (“BlackRock”), Marathon Asset Management Limited (“Marathon-London”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Mondrian Investment Partners Limited (“Mondrian”), Pzena Investment Management, LLC (“Pzena”) and WCM Investment Management (“WCM”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund”:
MFS’s Principal Investment Strategies
MFS primarily invests in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. MFS focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). MFS may invest in the securities of companies of any size.
MFS normally invests across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the Fund’s assets allocated to MFS in issuers in a single industry, sector, country, or region. MFS uses an active bottom‑up investment approach to buying and selling investments for the Fund. Investments are selected by MFS primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.